Dreyfus Structured Midcap Fund (Prospectus Summary) | Dreyfus Structured Midcap Fund
Fund Summary
Investment Objective
The fund seeks long-term capital growth.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder

Guide section on page 9 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Structured Midcap Fund	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)
Dreyfus Structured Midcap Fund - Class A	5.75%	none
Dreyfus Structured Midcap Fund - Class B	none	4.00%
Dreyfus Structured Midcap Fund - Class C	none	1.00%
Dreyfus Structured Midcap Fund - Class I	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Structured Midcap Fund	Dreyfus Structured Midcap Fund - Class A	Dreyfus Structured Midcap Fund - Class B	Dreyfus Structured Midcap Fund - Class C	Dreyfus Structured Midcap Fund - Class I
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees	none	0.75%	0.75%	none
Other expenses (including shareholder services fees)	0.68%	0.70%	0.59%	0.55%
Total annual fund operating expenses	1.43%	2.20%	2.09%	1.30%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Structured Midcap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Dreyfus Structured Midcap Fund - Class A	712	1,001	1,312	2,190
Dreyfus Structured Midcap Fund - Class B	623	988	1,380	2,161
Dreyfus Structured Midcap Fund - Class C	312	655	1,124	2,421
Dreyfus Structured Midcap Fund - Class I	132	412	713	1,568

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Structured Midcap Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Dreyfus Structured Midcap Fund - Class A	712	1,001	1,312	2,190
Dreyfus Structured Midcap Fund - Class B	223	688	1,180	2,161
Dreyfus Structured Midcap Fund - Class C	212	655	1,124	2,421
Dreyfus Structured Midcap Fund - Class I	132	412	713	1,568

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

77.12% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in the stocks of companies included in the S&P Midcap 400 Index or the Russell Midcap Index at the time of purchase.

The fund's portfolio managers select stocks through a "bottom-up," structured approach that seeks to identify undervalued securities using a quantitative screening process. This process is driven by a proprietary quantitative model that measures a diverse set of characteristics of stocks to identify and rank stocks based on valuation, momentum/sentiment, and earnings quality.

Next, the fund's portfolio managers construct the portfolio through a risk controlled process, focusing on stock selection as opposed to making proactive decisions as to industry and sector exposure. The fund seeks to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to those of the S&P Midcap 400 Index. Finally, within each sector and style subset, the fund will seek to overweight the most attractive stocks and underweight or not hold the stocks that have been ranked least attractive.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies,

which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at

www.dreyfus.com.

The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter

Q3, 2009: 17.90%

Worst Quarter

Q4, 2008: -27.25%

The year-to-date total return of the fund's Class A shares as of 9/30/11 was

-13.01%.

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Dreyfus Structured Midcap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Dreyfus Structured Midcap Fund - Class A	Class A returns before taxes	19.25%	2.11%	5.60%	Jun. 29, 2001
Dreyfus Structured Midcap Fund - Class A After Taxes on Distributions	Class A returns after taxes on distributions	19.25%	1.70%	5.27%	Jun. 29, 2001
Dreyfus Structured Midcap Fund - Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares	12.51%	1.68%	4.80%	Jun. 29, 2001
Dreyfus Structured Midcap Fund - Class B	Class B returns before taxes	21.46%	2.10%	5.73%	Jun. 29, 2001
Dreyfus Structured Midcap Fund - Class C	Class C returns before taxes	24.60%	2.55%	5.44%	Jun. 29, 2001
Dreyfus Structured Midcap Fund - Class I	Class I returns before taxes	26.81%	3.56%	6.49%	Jun. 29, 2001
Russell Midcap Index	Russell Midcap Index reflects no deduction for fees, expenses or taxes	25.48%	4.66%	7.12%
S&P Midcap 400 Index	S&P Midcap 400 Index reflects no deduction for fees, expenses or taxes	26.64%	5.73%	7.44%